Trade receivables - Trade receivables by currency (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Total trade receivables, net	$ 1,673	$ 1,496
US dollar (USD)
Disclosure of geographical areas [line items]
Total trade receivables, net	701	526
Euro (EUR)
Disclosure of geographical areas [line items]
Total trade receivables, net	256	243
Japanese yen (JPY)
Disclosure of geographical areas [line items]
Total trade receivables, net	154	160
Chinese yuan (CNY)
Disclosure of geographical areas [line items]
Total trade receivables, net	102	122
Brazilian real (BRL)
Disclosure of geographical areas [line items]
Total trade receivables, net	55	44
Indian rupee (INR)
Disclosure of geographical areas [line items]
Total trade receivables, net	33	36
Canadian dollar (CAD)
Disclosure of geographical areas [line items]
Total trade receivables, net	35	39
Australian dollar (AUD)
Disclosure of geographical areas [line items]
Total trade receivables, net	29	24
British pound (GBP)
Disclosure of geographical areas [line items]
Total trade receivables, net	31	29
Russian ruble (RUB)
Disclosure of geographical areas [line items]
Total trade receivables, net	28	35
South Korean won (KRW)
Disclosure of geographical areas [line items]
Total trade receivables, net	37	38
Mexican peso (MXN)
Disclosure of geographical areas [line items]
Total trade receivables, net	26	25
Other currencies
Disclosure of geographical areas [line items]
Total trade receivables, net	$ 186	$ 175